UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS International Fund
	Shares	Value ($)
Common Stocks 97.1%
Australia 9.0%
Australia & New Zealand Banking Group Ltd.	713,000	20,702,653
BHP Billiton Ltd.	652,000	22,236,898
Commonwealth Bank of Australia	50,000	3,539,726
Lend Lease Group	406,000	4,077,003
Macquarie Group Ltd.	90,000	4,437,063
Origin Energy Ltd.	244,000	3,098,956
Rio Tinto Ltd.	100,000	6,007,778
Woolworths Ltd.	238,000	7,296,515

(Cost $68,219,937)		71,396,592
Denmark 1.6%
Coloplast AS "B"	117,000	7,671,331
Novo Nordisk AS "B"	29,500	5,269,289

(Cost $11,154,964)		12,940,620
Finland 1.3%
Fortum Oyj	168,000	3,842,437
Nokia Oyj*	780,000	6,296,707

(Cost $8,443,111)		10,139,144
France 6.6%
Dassault Systemes	105,200	12,065,685
L'Oreal SA	29,900	4,996,101
LVMH Moet Hennessy Louis Vuitton SA (a)	30,500	5,730,985
Publicis Groupe	59,500	5,257,791
Sanofi	113,000	11,932,409
Technip SA	30,000	2,995,919
Total SA	158,000	9,560,422

(Cost $44,613,446)		52,539,312
Germany 12.5%
Adidas AG	211,300	25,688,638
BASF SE	34,000	3,629,377
Bayer AG (Registered)	102,000	13,603,823
Bayerische Motoren Werke AG	212,000	24,349,461
Beiersdorf AG	70,000	7,091,767
Deutsche Post AG (Registered)	340,000	12,021,878
Siemens AG (Registered)	69,900	9,232,568
Suedzucker AG	126,000	3,175,449

(Cost $75,389,694)		98,792,961
Hong Kong 3.7%
BOC Hong Kong (Holdings) Ltd.	7,170,000	24,341,152
Noble Group Ltd.	5,840,000	5,147,078

(Cost $25,801,814)		29,488,230
Italy 3.3%
Snam SpA	3,700,000	19,888,120
UniCredit SpA	870,000	6,262,626

(Cost $21,211,641)		26,150,746
Japan 18.3%
Bridgestone Corp.	450,000	16,503,050
Canon, Inc.	227,000	7,529,742
FANUC Corp.	121,000	20,392,866
Hitachi Ltd.	704,000	5,179,727
Japan Tobacco, Inc.	135,000	4,566,247
Keyence Corp.	10,000	4,021,539
Marubeni Corp.	1,218,000	8,847,275
Mitsubishi Estate Co., Ltd.	670,000	18,633,185
Mitsubishi Heavy Industries Ltd.	786,000	5,049,441
Mitsui & Co., Ltd.	400,000	5,547,795
Mizuho Financial Group, Inc.	3,980,000	8,364,991
Nabtesco Corp.	473,000	11,030,303
SoftBank Corp.	103,000	8,351,820
Sumitomo Mitsui Financial Group, Inc.	68,000	3,368,722
Sumitomo Realty & Development Co., Ltd.	79,000	3,752,716
Suzuki Motor Corp.	132,000	3,396,243
Toyota Motor Corp.	167,000	10,416,792

(Cost $124,892,467)		144,952,454
Netherlands 8.6%
Aegon NV	480,000	4,263,712
Akzo Nobel NV	52,000	3,906,343
ING Groep NV (CVA)*	2,011,779	26,103,717
Koninklijke DSM NV	47,000	3,682,518
Royal Dutch Shell PLC "B"	856,000	29,977,178

(Cost $53,438,135)		67,933,468
Norway 3.0%
DNB ASA	1,121,814	19,775,408
Telenor ASA	159,000	3,814,282

(Cost $14,924,884)		23,589,690
Singapore 0.7%
United Overseas Bank Ltd. (Cost $5,052,107)	326,000	5,439,123
Spain 1.3%
Inditex SA (Cost $9,359,480)	67,000	10,669,603
Sweden 2.6%
Sandvik AB	804,000	11,204,987
TeliaSonera AB	1,151,000	9,388,210

(Cost $18,393,014)		20,593,197
Switzerland 9.1%
Nestle SA (Registered)	346,000	25,249,796
Roche Holding AG (Genusschein)	127,000	35,324,920
Swiss Life Holding AG (Registered)*	18,700	3,861,684
UBS AG (Registered)*	417,000	7,925,922

(Cost $62,090,178)		72,362,322
United Kingdom 15.5%
Anglo American PLC	157,000	3,450,259
Barclays PLC	850,000	3,767,056
British American Tobacco PLC	106,000	5,643,690
Capita PLC	1,150,000	18,761,443
Centrica PLC	701,000	3,880,682
Diageo PLC	427,000	13,613,511
Inmarsat PLC	1,062,000	12,039,212
Old Mutual PLC	3,630,000	11,804,968
Prudential PLC	790,000	16,879,837
SABMiller PLC	131,000	6,751,766
Vodafone Group PLC	5,920,000	21,953,083
WPP PLC	183,000	4,039,941

(Cost $97,820,054)		122,585,448

Total Common Stocks (Cost $640,804,926)		769,572,910
Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $6,131,824)	6,131,824	6,131,824
Cash Equivalents 2.7%
Central Cash Management Fund, 0.07% (b) (Cost $21,711,975)	21,711,975	21,711,975

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $668,648,725) †	100.6	797,416,709
Other Assets and Liabilities, Net	(0.6)	(4,859,582)

Net Assets	100.0	792,557,127

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $668,869,267.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $128,547,442.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $134,131,376 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,583,934.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2013 amounted to $5,730,797, which is 0.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)
At November 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/20/2013	270	24,355,350	663,644

Currency Abbreviation

USD	United States Dollar

At November 30, 2013 the DWS International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	197,301,264	25.6%
Industrials	107,235,634	13.9%
Consumer Discretionary	106,052,504	13.8%
Consumer Staples	78,384,842	10.2%
Health Care	73,801,772	9.6%
Telecommunication Services	55,546,607	7.2%
Energy	45,632,475	5.9%
Materials	42,913,173	5.6%
Information Technology	35,093,400	4.6%
Utilities	27,611,239	3.6%
Total	769,572,910	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
Australia	$—	$71,396,592	$—	$71,396,592
Denmark	—	12,940,620	—	12,940,620
Finland	—	10,139,144	—	10,139,144
France	—	52,539,312	—	52,539,312
Germany	—	98,792,961	—	98,792,961
Hong Kong	—	29,488,230	—	29,488,230
Italy	—	26,150,746	—	26,150,746
Japan	—	144,952,454	—	144,952,454
Netherlands	—	67,933,468	—	67,933,468
Norway	—	23,589,690	—	23,589,690
Singapore	—	5,439,123	—	5,439,123
Spain	—	10,669,603	—	10,669,603
Sweden	—	20,593,197	—	20,593,197
Switzerland	—	72,362,322	—	72,362,322
United Kingdom	—	122,585,448	—	122,585,448
Short-Term Investments (d)	27,843,799	—	—	27,843,799
Derivatives (e)
Futures Contracts	663,644	—	—	663,644

Total	$28,507,443	$769,572,910	$—	$798,080,353

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$663,644

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014